Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [abstract]
Schedule of Costs to be Transferred to Joint Venture

December 31,
2017

Total cumulative cost of 2MW Power-To-Gas unit	$7,535
Funding received from the IDF	(2,941)
Cumulative costs transferred to the joint venture (Note 10)	(2,030)
Foreign exchange loss on disposal	(146)
Costs recorded as research & product development costs	(1,076)
Costs remaining to be transferred to the joint venture (Note 10)	$1,342

Summary of Rental Expenses

For the years ended
2018	$1,164
2019	862
2020	754
2021	580
2022	255
Thereafter	1,048
Total	$4,663